WARRANT AND DERIVATIVE LIABILITIES (Details) - USD ($)		3 Months Ended		12 Months Ended
	May. 11, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)	$ 506,348	$ 283,857	$ 1,242,590	$ 285,157	$ 0
Derivative Liability, Current (in Dollars)	$ 334,784	$ 1,878,986	$ 4,097,444	1,621,199	0
Fair Value Assumptions, Risk Free Interest Rate		0.23%
Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate		143.00%	141.00%
Derivative, Gain (Loss) on Derivative, Net (in Dollars)		$ (268,425)	$ 0	3,113,580	$ 0
Fair Value Assumptions, Expected Term		2 years
Embedded Derivative Financial Instruments [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)			$ 1,242,590
Derivative Liability, Current (in Dollars)				$ 285,157
Fair Value Assumptions, Risk Free Interest Rate	0.25%			1.01%
Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	140.00%		141.00%	147.00%
Derivative, Gain (Loss) on Derivative, Net (in Dollars)		$ (10,638)		$ 568,506
Fair Value Assumptions, Expected Term	2 years			2 years
Warrant [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative Liability, Current (in Dollars)			$ 4,097,444	$ 1,621,199
Derivative, Gain (Loss) on Derivative, Net (in Dollars)		$ (257,787)		$ 2,545,074
Minimum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate		0.39%	0.56%
Fair Value Assumptions, Expected Term		1 year	2 years 284 days
Minimum [Member] | Embedded Derivative Financial Instruments [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate			0.56%
Maximum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate		1.01%	0.89%
Fair Value Assumptions, Expected Term		2 years	3 years 6 months
Maximum [Member] | Embedded Derivative Financial Instruments [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate			0.89%